Financial Instruments and Risk Management (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Short term loan	$ 40,248	$ 895,637
Cash deposit	14,864	5,756
Financial liabilities	9,167
Trade and accrued payables	34,322	$ 41,607
PXP Energy Corporation
Statement [Line Items]
Short term loan	$ 40,248